Income Tax - Schedule of Reconciliation Between Effective And Theoretical Income Tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax expense (income) [abstract]
Loss before tax	€ (37,427)	€ (56,396)	€ (23,612)
Tax disallowed expenses	269	221
Share-based payment	€ 3,595	€ 2,569	€ 0
Nominal tax rate	29.58%	33.99%	33.99%
Tax income at nominal taxe rate	€ 9,928	€ 18,220	€ 8,026
Deferred Tax assets not recognised	(9,928)	(18,219)	(8,020)
Effective tax expense	€ 0	€ 1	€ 6
Effective tax rate	0.00%	0.00%	0.00%